Costs and expenses	12 Months Ended
Dec. 31, 2024
Disclosure of Detailed Information about Operating Costs and Expenses By Nature [Abstract]
Costs and expenses
19.
Costs and expenses

The operating costs and expenses by nature are as follows:

	December 31, 2024	December 31, 2023	December 31, 2022
Personnel (i)	121,560	125,976	122,988
IT Outsourcing, software and hosting expenses	40,905	40,000	40,229
Marketing and events	8,446	4,351	8,720
Outsourced services	20,033	23,175	20,204
Traveling	7,703	6,153	4,223
Depreciation and amortization	4,363	5,018	4,616
Facilities	3,628	3,228	2,906
Expected credit losses	1,082	1,472	852
Others	8,886	6,746	2,801
Total	216,606	216,119	207,539
Subscription cost	47,648	45,420	41,408
Services cost	11,770	15,529	11,424
General and administrative	34,431	33,673	28,348
Sales and marketing	67,862	59,461	67,798
Research and development	53,620	60,116	57,205
Other losses	1,275	1,920	1,356
Total	216,606	216,119	207,539

(i)
This amount refers to personnel compensation (such as wages and benefits) and share-based compensation (refer to note 23 for additional details on share-based compensation).